PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment [Abstract]
Depreciation expense	$ 1,246	$ 1,591